Employee benefit plans - Reconciliation to Balance Sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee benefit plans
Projected benefit obligation	$ 9,104	$ 463	$ 426	$ 396
Surplus / deficit	2,162	463	426	396
Opening balance sheet asset / provision (funded status)	2,162	463	426	396
Reconciliation of benefit obligation during the year
Projected benefit obligation at start of year	463	426	396
Net service cost	250	34	38
Interest expense	95	13	14
Plan participant contributions	84
Net benefits paid to participants	244	(7)	(22)
Actuarial losses / (gains)	(133)	26	(11)
Acquisitions	6,994
Currency translation adjustment	1,107	(29)	11
Projected benefit obligation at end of year	9,104	463	426
Reconciliation of plan assets during the year
Fair value of plan assets at start of year
Employer contributions paid over the year	(153)	(7)	(22)
Plan participant contributions	(84)
Net benefits paid to participants	(244)
Expected return on plan assets	$ (186)
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Expected Return (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Nonoperating Income
Actuarial losses / (gains)	$ 14
Acquisitions	(5,465)
Currency translation adjustment	(824)
Fair value of plan assets at end of year	(6,942)
Fair value of plan assets	6,942
Defined benefit obligation - funded plans	9,104	463	426	396
Surplus/deficit	2,162	463	426	396
Closing balance sheet asset / provision (funded status)	2,162	463	426	396
Amounts recognized in accumulated other comprehensive income / (loss)
Net loss / (gain)	1,434	(335)	(385)
Deficit	1,434	(335)	(385)	$ (364)
Estimated amount to be amortized from accumulated other comprehensive income / (loss) into NPBC over next fiscal year
Net loss / (gain)	$ 384	$ 52	$ 47